INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 20, 2023	Apr. 30, 2023	Oct. 31, 2024	Oct. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering	$ 4,940,000			$ 6,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of sale of stock	100,000	100,000
Sale of stock price per share	$ 60.00	$ 60.00
Proceeds from sale of stock	$ 6,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares	5,000	5,000
Warrants exercise price	$ 66.00	$ 66.00
Public offering price, percentage	110.00%